UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    August 14, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   12
Form 13F Information Table Value Total:   $161,406,473

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Microsoft Corporation	  	  COM        594918104     54,604         1,984,862     SH             SOLE	          1,984,862
Cadence Systems Inc.              COM        127387108     25,942         2,568,482     SH             SOLE               2,568,482
Office Depot, Inc.		  COM        676220106     17,373         1,588,064     SH             SOLE               1,588,064
The McGraw-Hill Companies, Inc.	  COM        580645109     10,030           250,000     SH             SOLE                 250,000
Autonation Inc.       		  COM        05329W102     11,620         1,159,723     SH             SOLE               1,159,723
DST Systems Inc.		  COM        233326107      7,901           143,523     SH             SOLE                 143,523
Macys Inc.		          COM        55616P104     12,561           646,785     SH             SOLE                 646,785
Cintas Corp.			  COM        172908105      3,345           126,180     SH             SOLE                 126,180
O'Reilly Automotive Inc.	  COM        686091109      8,871           396,895     SH             SOLE                 396,895
Comcast Corp.		          COM        20030N101      2,931           154,499     SH             SOLE                 154,499
Expedia Inc.	                  COM        30212P105      3,466           188,586     SH             SOLE                 188,586
Merrill Lynch & Co., Inc.         COM        590188108      2,763            87,140     SH             SOLE                  87,140

                            TOTAL                         161,407